Consolidated Statements of Equity (JPY ¥) In Millions	Common stock (notes 9 and 11)	Capital surplus (notes 9, 11 and 12)	Legal reserve and retained earnings (notes 6 and 13)	Accumulated other comprehensive loss (notes 6 and 15)	Treasury stock, at cost (note 14)	Total Hitachi, Ltd. stockholders' equity	Noncontrolling interests (notes 6 and 12)	Total
Balance at beginning of year at Mar. 31, 2008	¥ 282,033	¥ 555,410	¥ 1,626,497	¥ (267,198)	¥ (26,130)	¥ 2,170,612	¥ 1,142,508	¥ 3,313,120
Equity transactions and other		4,843	1,224	785		6,852	90,750	97,602
Net income (loss)			(787,337)			(787,337)	(7,783)	(795,120)
Other comprehensive income (loss), net of reclassification adjustments				(319,938)		(319,938)	(67,668)	(387,606)
Dividends to Hitachi, Ltd. stockholders			(19,944)			(19,944)		(19,944)
Dividends to noncontrolling interests							(28,406)	(28,406)
Acquisition of treasury stock					(858)	(858)		(858)
Sales of treasury stock, Amount		(187)			751	564		564
Total change in Equity		4,656	(806,057)	(319,153)	(107)	(1,120,661)	(13,107)	(1,133,768)
Balance at end of year at Mar. 31, 2009	282,033	560,066	820,440	(586,351)	(26,237)	1,049,951	1,129,401	2,179,352
Issuance of common stock	126,776	125,644				252,420		252,420
Conversion of convertible bonds	1	1				2		2
Equity transactions and other		(64,998)		(14,132)		(79,130)	(174,675)	(253,805)
Net income (loss)			(106,961)			(106,961)	22,570	(84,391)
Other comprehensive income (loss), net of reclassification adjustments				168,426		168,426	30,509	198,935
Dividends to noncontrolling interests							(24,618)	(24,618)
Acquisition of treasury stock					(115)	(115)		(115)
Sales of treasury stock, Amount		(136)			201	65		65
Total change in Equity	126,777	60,511	(106,961)	154,294	86	234,707	(146,214)	88,493
Balance at end of year at Mar. 31, 2010	408,810	620,577	713,479	(432,057)	(26,151)	1,284,658	983,187	2,267,845
Effect on retained earnings due to consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810			(7,732)			(7,732)	(5,225)	(12,957)
Effect on accumulated other comprehensive loss due to consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810				(2,977)		(2,977)	(1,985)	(4,962)
Conversion of convertible bonds	319	319				638		638
Equity transactions and other		(8,229)		(191)		(8,420)	(1,696)	(10,116)
Net income (loss)			238,869			238,869	64,257	303,126
Other comprehensive income (loss), net of reclassification adjustments				(57,837)		(57,837)	(16,830)	(74,667)
Dividends to Hitachi, Ltd. stockholders			(22,580)			(22,580)		(22,580)
Dividends to noncontrolling interests							(20,184)	(20,184)
Acquisition of treasury stock					(183)	(183)		(183)
Sales of treasury stock, Amount		(9,534)			24,963	15,429		15,429
Total change in Equity	319	(17,444)	208,557	(61,005)	24,780	155,207	18,337	173,544
Balance at end of year at Mar. 31, 2011	¥ 409,129	¥ 603,133	¥ 922,036	¥ (493,062)	¥ (1,371)	¥ 1,439,865	¥ 1,001,524	¥ 2,441,389